Document and Entity Information	12 Months Ended
Jul. 12, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DWS VARIABLE SERIES I
Central Index Key	0000764797
Amendment Flag	false
Document Creation Date	Jul. 11, 2013
Document Effective Date	Jul. 12, 2013
Prospectus Date	Jul. 12, 2013